Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 98.9%
Australia 4.8%
BGP Holdings PLC* (a)	11,394,023	49,336
Dexus	350,797	3,173,858
Goodman Group	704,495	6,678,451
GPT Group	2,099,009	9,253,259
Mirvac Group	3,410,880	6,655,967
Scentre Group	3,434,266	10,017,462
(Cost $27,762,776)		35,828,333
Belgium 0.1%
VGP NV (Cost $601,902)	9,006	711,542
Canada 2.9%
Canadian Apartment Properties REIT	217,887	8,375,691
Granite Real Estate Investment Trust	91,997	4,395,561
SmartCentres Real Estate Investment Trust	334,913	8,774,127
(Cost $16,978,505)		21,545,379
France 2.8%
Gecina SA	39,625	5,866,222
Unibail-Rodamco-Westfield	93,889	15,391,467
(Cost $24,251,726)		21,257,689
Germany 4.4%
Alstria Office REIT-AG	232,631	3,788,009
Deutsche Wohnen SE	194,549	9,449,062
Vonovia SE	380,169	19,742,528
(Cost $23,146,621)		32,979,599
Hong Kong 8.8%
CK Asset Holdings Ltd.	1,858,000	16,524,440
Hongkong Land Holdings Ltd. (b)	1,194,400	8,504,158
Hongkong Land Holdings Ltd. (b)	88,300	629,579
Link REIT	1,446,244	16,925,303
New World Development Co., Ltd.	5,710,892	9,480,720
Sino Land Co., Ltd.	3,684,000	7,141,684
Sun Hung Kai Properties Ltd.	426,500	7,328,721
(Cost $53,845,583)		66,534,605
Ireland 0.5%
Green REIT PLC	1,698,338	2,883,014
Hibernia REIT PLC (b)	268,203	402,645
Hibernia REIT PLC (b)	352,000	528,780
(Cost $3,416,662)		3,814,439
Japan 11.3%
Activia Properties, Inc.	576	2,390,313
Daibiru Corp.	220,400	2,089,422
Frontier Real Estate Investment Corp.	1,125	4,716,260
Global One Real Estate Investment Corp.	7,153	8,587,993
GLP J-Reit	3,902	4,176,969
Japan Logistics Fund, Inc.	2,411	5,111,740
Japan Real Estate Investment Corp.	420	2,475,311
Mitsubishi Estate Co., Ltd.	1,278,200	23,172,964
Mitsui Fudosan Co., Ltd.	409,300	10,313,585
Mori Hills REIT Investment Corp.	5,273	7,083,442
Mori Trust Sogo Reit, Inc.	1,795	2,788,350
Premier Investment Corp.	6,409	8,083,025
Tokyo Tatemono Co., Ltd.	128,700	1,577,842
XYMAX REIT Investment Corp.	1,890	2,090,233
(Cost $73,095,551)		84,657,449
Netherlands 0.3%
InterXion Holding NV* (c) (Cost $1,960,919)	31,371	2,093,387
Singapore 1.8%
Capitaland Commercial Trust	2,839,000	4,066,146
Mapletree Logistics Trust	6,806,000	7,332,070
UOL Group Ltd.	478,900	2,460,794
(Cost $12,317,034)		13,859,010
Spain 1.2%
Merlin Properties Socimi SA (Cost $8,295,717)	697,161	9,133,130
Sweden 1.7%
Castellum AB	331,387	6,433,461
Fabege AB	467,335	6,786,469
(Cost $9,108,804)		13,219,930
Switzerland 1.0%
Swiss Prime Site AG (Registered) (Cost $6,772,233)	83,383	7,314,701
United Kingdom 4.9%
Assura PLC	2,711,024	2,028,724
British Land Co. PLC	730,329	5,606,644
Derwent London PLC	72,592	3,050,210
Grainger PLC	1,380,754	4,249,790
Great Portland Estates PLC	374,213	3,639,484
Intu Properties PLC (d)	769,192	1,068,032
Segro PLC	868,286	7,619,364
The PRS REIT PLC	1,834,355	2,356,369
Tritax EuroBox PLC 144A	939,582	1,190,913
UNITE Group PLC	269,581	3,221,824
Urban & Civic PLC	660,925	2,352,155
Warehouse Reit PLC	149,200	199,925
(Cost $33,514,015)		36,583,434
United States 52.4%
Acadia Realty Trust (REIT)	18,238	497,350
Agree Realty Corp. (REIT)	86,872	6,023,704
Alexandria Real Estate Equities, Inc. (REIT)	109,115	15,555,434
American Campus Communities, Inc. (REIT)	163,319	7,770,718
Americold Realty Trust (REIT)	356,564	10,878,768
Apartment Investment & Management Co. (REIT)	215,638	10,844,435
Brixmor Property Group, Inc. (REIT)	295,498	5,428,298
CoreSite Realty Corp. (REIT)	51,512	5,512,814
Crown Castle International Corp. (REIT)	48,022	6,146,816
CubeSmart (REIT)	369,093	11,825,740
CyrusOne, Inc. (REIT)	105,247	5,519,153
Douglas Emmett, Inc. (REIT)	201,359	8,138,931
Equinix, Inc. (REIT)	6,432	2,914,725
Equity Lifestyle Properties, Inc. (REIT)	125,339	14,326,248
Equity Residential (REIT)	281,134	21,175,013
Essential Properties Realty Trust, Inc. (REIT)	281,119	5,487,443
Essex Property Trust, Inc. (REIT)	54,796	15,849,195
Extra Space Storage, Inc. (REIT)	147,942	15,076,769
HCP, Inc. (REIT)	362,759	11,354,357
JBG SMITH Properties (REIT)	181,682	7,512,551
Kilroy Realty Corp. (REIT)	82,478	6,265,029
Kimco Realty Corp. (REIT)	531,677	9,836,024
Liberty Property Trust (REIT)	183,392	8,879,841
Medical Properties Trust, Inc. (REIT)	403,401	7,466,953
MGM Growth Properties LLC "A" (REIT)	247,364	7,977,489
Mid-America Apartment Communities, Inc. (REIT)	118,356	12,939,861
Omega Healthcare Investors, Inc. (REIT)	146,299	5,581,307
Paramount Group, Inc. (REIT)	380,094	5,393,534
Physicians Realty Trust (REIT)	416,823	7,840,441
Prologis, Inc. (REIT)	261,110	18,786,864
Public Storage (REIT)	6,648	1,447,801
Realty Income Corp. (REIT)	113,086	8,318,606
Regency Centers Corp. (REIT)	142,506	9,617,730
Rexford Industrial Realty, Inc. (REIT)	286,600	10,263,146
Ryman Hospitality Properties, Inc. (REIT)	132,344	10,883,971
Simon Property Group, Inc. (REIT)	130,402	23,760,548
STAG Industrial, Inc. (REIT)	133,345	3,953,679
STORE Capital Corp. (REIT)	369,004	12,361,634
Sunstone Hotel Investors, Inc. (REIT)	335,025	4,824,360
The Macerich Co. (REIT)	66,331	2,875,449
Vornado Realty Trust (REIT)	139,279	9,392,976
Welltower, Inc. (REIT)	227,233	17,633,281
(Cost $319,294,185)		394,138,986
Total Common Stocks (Cost $614,362,233)		743,671,613
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (e) (f) (Cost $1,104,175)	1,104,175	1,104,175
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 2.47% (e) (Cost $5,813,904)	5,813,904	5,813,904
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $621,280,312)	99.9	750,589,692
Other Assets and Liabilities, Net	0.1	1,103,493
Net Assets	100.0	751,693,185

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (e) (f)
3,311,468	—	2,207,293 (g)	—	—	5,912	—	1,104,175	1,104,175
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 2.47% (e)
1,027,585	45,565,120	40,778,801	—	—	36,585	—	5,813,904	5,813,904
4,339,053	45,565,120	42,986,094	—	—	42,497	—	6,918,079	6,918,079

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Listed on the New York Stock Exchange.
(d)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $1,057,352, which is 0.1% of net assets.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust

At March 31, 2019 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Diversified	235,338,867	31.6%
Apartments	116,074,008	15.6%
Office	88,184,489	11.9%
Shopping Centers	76,487,761	10.3%
Industrial	53,156,230	7.1%
Health Care	51,905,063	7.0%
Storage	43,406,047	5.8%
Specialty Services	26,703,944	3.6%
Regional Malls	26,635,997	3.6%
Hotels	23,685,820	3.2%
Software	2,093,387	0.3%
Total	743,671,613	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$35,778,997	$49,336	$35,828,333
Belgium	—	711,542	—	711,542
Canada	21,545,379	—	—	21,545,379
France	15,391,467	5,866,222	—	21,257,689
Germany	—	32,979,599	—	32,979,599
Hong Kong	629,579	65,905,026	—	66,534,605
Ireland	—	3,814,439	—	3,814,439
Japan	—	84,657,449	—	84,657,449
Netherlands	2,093,387	—	—	2,093,387
Singapore	—	13,859,010	—	13,859,010
Spain	—	9,133,130	—	9,133,130
Sweden	—	13,219,930	—	13,219,930
Switzerland	—	7,314,701	—	7,314,701
United Kingdom	—	36,583,434	—	36,583,434
United States	394,138,986	—	—	394,138,986
Short-Term Investments (h)	6,918,079	—	—	6,918,079

Total	$440,716,877	$309,823,479	$49,336	$750,589,692

(h)	See Investment Portfolio for additional detailed categorizations.